Financial Risk Management - Market Price Fluctuations - Pre Tax Foreign Exchange (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Investing activities	$ (68.0)	$ (171.3)
Underwriting activities	5.6	31.6
Foreign currency forward contracts	(1.3)	7.9
Foreign currency net gains (losses) included in pre-tax earnings (loss)	$ (63.7)	$ (131.8)